Long-Term Debt (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total long-term debt		$ 2,999.4		$ 2,530.8
Percent of Principal Amount Subject to Optional Tender		100.00%
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months		$ 250.1
Long-term Debt, Maturities, Repayments of Principal in Year Two		250.1
Long-term Debt, Maturities, Repayments of Principal in Year Three		0.1
Long-term Debt, Maturities, Repayments of Principal in Year Four		0.1
Long-term Debt, Maturities, Repayments of Principal in Year Five		$ 0.1
Garfield Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Date Due		Jan. 01, 2025
Muskogee Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Date Due		Jan. 01, 2025
Muskogee Industrial Authority Bond, Due June 1, 2027 [Member]
Debt Instrument [Line Items]
Date Due		Jun. 01, 2027
Redeemable during the next 12 months [Member]
Debt Instrument [Line Items]
Total long-term debt		$ 135.4
OG&E [Member] | Redeemable during the next 12 months [Member] | Garfield Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Long term debt, gross		47.0		47.0
OG&E [Member] | Redeemable during the next 12 months [Member] | Muskogee Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Long term debt, gross		32.4		32.4
OG&E [Member] | Redeemable during the next 12 months [Member] | Muskogee Industrial Authority Bond, Due June 1, 2027 [Member]
Debt Instrument [Line Items]
Long term debt, gross		56.0		56.0
Senior Notes [Member] | OG&E [Member] | Series due April 1, 2047 [Member]
Debt Instrument [Line Items]
Long term debt, gross		$ 300.0	$ 300.0	0.0
Debt Instrument, Interest Rate, Stated Percentage		4.15%
Date Due		Apr. 01, 2047
Senior Notes [Member] | OG&E [Member] | Series Due July 15, 2017 [Member]
Debt Instrument [Line Items]
Long term debt, gross	$ 125.0	$ 0.0		125.0
Debt Instrument, Interest Rate, Stated Percentage	6.50%	6.50%
Date Due	Jul. 15, 2017	Jul. 15, 2017
Senior Notes [Member] | OG&E [Member] | Series due August 15, 2047 [Member] [Domain]
Debt Instrument [Line Items]
Long term debt, gross		$ 300.0		$ 0.0
Debt Instrument, Interest Rate, Stated Percentage		3.85%
Date Due		Aug. 15, 2047
Minimum [Member] | Redeemable during the next 12 months [Member] | Garfield Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.65%
Minimum [Member] | Redeemable during the next 12 months [Member] | Muskogee Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.65%
Minimum [Member] | Redeemable during the next 12 months [Member] | Muskogee Industrial Authority Bond, Due June 1, 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		0.66%
Maximum [Member] | Redeemable during the next 12 months [Member] | Garfield Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.86%
Maximum [Member] | Redeemable during the next 12 months [Member] | Muskogee Industrial Authority Bond, Due January 1, 2025 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.80%
Maximum [Member] | Redeemable during the next 12 months [Member] | Muskogee Industrial Authority Bond, Due June 1, 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		1.80%